Marketable securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value	$ 6,413	$ 21,035
Value at cost	6,413	21,035	23,160
Unrealized Gains (Losses)	0	0
Credit Agricole securities [Member]
Fair value	6,413	17,802
Value at cost	6,413	17,802
Unrealized Gains (Losses)	0	0
HSBC securities [Member]
Fair value	0	3,233
Value at cost	0	3,233
Unrealized Gains (Losses)	$ 0	$ 0